Offerings	Jan. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,532,256
Proposed Maximum Offering Price per Unit	2.4
Maximum Aggregate Offering Price	$ 8,477,414
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,298
Offering Note
(1)
This Registration Statement covers, in addition to the number of shares of Nkarta, Inc., a Delaware corporation (the “Registrant”), common stock, par value $0.0001 per share (the “Common Stock”), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Nkarta, Inc. 2020 Performance Incentive Plan and the Nkarta, Inc. Employee Stock Purchase Plan (the “Plans”) as a result of one or more adjustments under the Plans to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.

(2)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Select Market on December 31, 2024.

(3)
The registration fee has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.

(4)
Represents additional shares of Common Stock that were automatically added to the shares reserved for future issuance under the Plans on January 2, 2025 pursuant to certain provisions of the Plans that provide for an automatic increase in the share reserve each year in accordance with a formula set forth in the applicable Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	706,451
Proposed Maximum Offering Price per Unit	2.4
Maximum Aggregate Offering Price	$ 1,695,482
Fee Rate	0.01531%
Amount of Registration Fee	$ 260
Offering Note
(1)
This Registration Statement covers, in addition to the number of shares of Nkarta, Inc., a Delaware corporation (the “Registrant”), common stock, par value $0.0001 per share (the “Common Stock”), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this Registration Statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), an additional indeterminate number of shares, options and rights that may be offered or issued pursuant to the Nkarta, Inc. 2020 Performance Incentive Plan and the Nkarta, Inc. Employee Stock Purchase Plan (the “Plans”) as a result of one or more adjustments under the Plans to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions.

(2)
Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee. The offering price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Select Market on December 31, 2024.

(3)
The registration fee has been calculated in accordance with Rule 457(h) and Rule 457(c) promulgated under the Securities Act.

(4)
Represents additional shares of Common Stock that were automatically added to the shares reserved for future issuance under the Plans on January 2, 2025 pursuant to certain provisions of the Plans that provide for an automatic increase in the share reserve each year in accordance with a formula set forth in the applicable Plan.